PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - CONDENSED STATEMENTS OF CASH FLOWS - Parenthetical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONDENSED STATEMENTS OF CASH FLOWS
Issuance of Class A ordinary shares upon the completion of IPO and CPP, issuance costs	$ 9,442	$ 9,442
Payments of stock issuance costs	7,973
Parent company | Reportable legal entities
CONDENSED STATEMENTS OF CASH FLOWS
Issuance of Class A ordinary shares upon the completion of IPO and CPP, issuance costs	9,442
Payments of stock issuance costs	$ 7,973